FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Liabilities [Abstract]
Financial liabilities	$ 2,205,370	$ 2,531,718
Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,154,881	2,442,378
Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,563,609	2,074,778
1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	641,761	452,384
Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	4,556
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,180,984	1,899,348
Trade and Other Payables [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,180,984	1,899,348
Trade and Other Payables [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	1,180,984	1,899,348
Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Lease Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities	990,427	588,761
Lease Liabilities [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	943,035	506,573
Lease Liabilities [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	376,655	167,619
Lease Liabilities [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	613,773	421,142
Lease Liabilities [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Other Loans and Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	33,958	43,609
Other Loans and Borrowings [Member] | Carrying Amount [Member]
Financial Liabilities [Abstract]
Financial liabilities	30,862	36,457
Other Loans and Borrowings [Member] | Less Than or Equal to 1 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,970	7,811
Other Loans and Borrowings [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	27,988	31,242
Other Loans and Borrowings [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 0	$ 4,556